Quarterly Holdings Report
for

Fidelity® SAI U.S. Value Index Fund

April 30, 2020

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

USV-QTLY-0620
1.9885513.102

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
COMMUNICATION SERVICES - 12.8%
Diversified Telecommunication Services - 7.3%
AT&T, Inc.	2,411,435	$73,476,424
CenturyLink, Inc.	519,730	5,519,533
Verizon Communications, Inc.	1,298,131	74,577,626
		153,573,583
Media - 5.5%
Comcast Corp. Class A	1,951,658	73,440,891
Discovery Communications, Inc. Class A (a)(b)	244,855	5,489,649
DISH Network Corp. Class A (a)	135,607	3,392,209
Fox Corp. Class A	270,798	7,005,544
Interpublic Group of Companies, Inc.	205,376	3,487,284
Liberty Global PLC Class A (a)	292,278	5,676,039
News Corp. Class A	269,941	2,675,115
Nexstar Broadcasting Group, Inc. Class A	24,439	1,711,708
Omnicom Group, Inc.	115,329	6,577,213
Tegna, Inc.	114,891	1,231,632
ViacomCBS, Inc. Class B	286,241	4,940,520
		115,627,804

TOTAL COMMUNICATION SERVICES		269,201,387

CONSUMER DISCRETIONARY - 5.6%
Auto Components - 0.3%
BorgWarner, Inc.	109,376	3,124,872
Lear Corp.	29,147	2,846,205
		5,971,077
Automobiles - 1.4%
Ford Motor Co.	2,062,617	10,498,721
General Motors Co.	665,989	14,844,895
Harley-Davidson, Inc.	81,726	1,784,079
Thor Industries, Inc. (b)	29,238	1,935,556
		29,063,251
Distributors - 0.2%
LKQ Corp. (a)	162,328	4,244,877
Diversified Consumer Services - 0.1%
H&R Block, Inc.	103,419	1,721,926
Hotels, Restaurants & Leisure - 0.4%
MGM Mirage, Inc.	272,779	4,590,871
Royal Caribbean Cruises Ltd. (b)	91,051	4,258,455
		8,849,326
Household Durables - 1.4%
D.R. Horton, Inc.	177,618	8,387,122
Lennar Corp. Class A	154,384	7,730,007
Mohawk Industries, Inc. (a)	31,488	2,762,127
Newell Brands, Inc.	201,842	2,801,567
PulteGroup, Inc.	134,932	3,814,528
Toll Brothers, Inc.	63,938	1,535,791
Whirlpool Corp.	33,476	3,740,608
		30,771,750
Internet & Direct Marketing Retail - 0.8%
Amazon.com, Inc. (a)	4,185	10,353,690
Expedia, Inc.	74,021	5,254,011
Liberty Interactive Corp. QVC Group Series A (a)	204,739	1,649,173
		17,256,874
Specialty Retail - 0.6%
Best Buy Co., Inc.	120,622	9,255,326
Foot Locker, Inc.	56,697	1,453,144
L Brands, Inc.	123,013	1,462,625
		12,171,095
Textiles, Apparel & Luxury Goods - 0.4%
Hanesbrands, Inc.	191,585	1,904,355
PVH Corp.	39,273	1,933,410
Ralph Lauren Corp.	26,344	1,943,660
Tapestry, Inc.	146,159	2,174,846
		7,956,271

TOTAL CONSUMER DISCRETIONARY		118,006,447

CONSUMER STAPLES - 3.1%
Beverages - 0.2%
Molson Coors Beverage Co. Class B	99,505	4,080,700
Food & Staples Retailing - 1.6%
Kroger Co.	424,807	13,428,149
U.S. Foods Holding Corp. (a)	116,224	2,498,816
Walgreens Boots Alliance, Inc.	397,123	17,191,455
		33,118,420
Food Products - 1.3%
Nomad Foods Ltd. (a)	96,839	1,995,852
The J.M. Smucker Co.	60,414	6,942,173
The Kraft Heinz Co.	329,883	10,005,351
Tyson Foods, Inc. Class A	156,354	9,723,655
		28,667,031

TOTAL CONSUMER STAPLES		65,866,151

ENERGY - 13.8%
Energy Equipment & Services - 1.1%
Baker Hughes Co. Class A	344,226	4,801,953
Halliburton Co.	464,960	4,882,080
Schlumberger Ltd.	733,290	12,333,938
TechnipFMC PLC	222,595	1,983,321
		24,001,292
Oil, Gas & Consumable Fuels - 12.7%
Cabot Oil & Gas Corp.	216,072	4,671,477
Chevron Corp.	903,520	83,123,829
Concho Resources, Inc.	106,482	6,039,659
ConocoPhillips Co.	581,207	24,468,815
Devon Energy Corp.	204,988	2,556,200
Diamondback Energy, Inc.	85,354	3,716,313
EOG Resources, Inc.	308,152	14,640,302
Exxon Mobil Corp.	1,709,339	79,432,983
HollyFrontier Corp.	78,647	2,598,497
Marathon Oil Corp.	423,710	2,593,105
Marathon Petroleum Corp.	343,936	11,033,467
Phillips 66 Co.	235,370	17,222,023
Valero Energy Corp.	217,517	13,779,702
		265,876,372

TOTAL ENERGY		289,877,664

FINANCIALS - 20.7%
Banks - 12.0%
Bank of America Corp.	2,494,574	59,994,505
Citigroup, Inc.	1,156,405	56,155,027
Citizens Financial Group, Inc.	230,264	5,155,611
Comerica, Inc.	76,356	2,661,770
East West Bancorp, Inc.	77,135	2,705,124
Fifth Third Bancorp	375,900	7,025,571
First Horizon National Corp.	164,827	1,496,629
FNB Corp., Pennsylvania	172,108	1,392,354
Huntington Bancshares, Inc.	547,035	5,054,603
KeyCorp	521,717	6,078,003
Peoples United Financial, Inc.	235,246	2,985,272
Popular, Inc.	46,921	1,810,681
Regions Financial Corp.	510,955	5,492,766
Synovus Financial Corp.	77,623	1,630,859
Truist Financial Corp.	710,341	26,509,926
Umpqua Holdings Corp.	116,646	1,460,991
Valley National Bancorp	207,471	1,734,458
Wells Fargo & Co.	2,038,607	59,221,533
Zions Bancorp NA	90,292	2,854,130
		251,419,813
Capital Markets - 3.0%
Franklin Resources, Inc.	147,739	2,783,403
Goldman Sachs Group, Inc.	168,799	30,961,113
Invesco Ltd.	197,145	1,699,390
Janus Henderson Group PLC	82,426	1,475,425
Morgan Stanley	616,883	24,323,697
Stifel Financial Corp.	36,217	1,603,689
		62,846,717
Consumer Finance - 1.6%
Ally Financial, Inc.	201,317	3,299,586
Capital One Financial Corp.	246,685	15,975,321
Discover Financial Services	166,039	7,134,696
SLM Corp.	223,616	1,864,957
Synchrony Financial	298,953	5,916,280
		34,190,840
Diversified Financial Services - 0.4%
AXA Equitable Holdings, Inc.	218,930	4,010,798
Jefferies Financial Group, Inc.	126,700	1,738,324
Voya Financial, Inc.	71,507	3,229,971
		8,979,093
Insurance - 3.3%
American International Group, Inc.	460,800	11,718,144
Assured Guaranty Ltd.	50,527	1,502,168
Athene Holding Ltd. (a)	62,837	1,696,599
Brighthouse Financial, Inc. (a)	57,876	1,487,992
Enstar Group Ltd. (a)	7,815	1,130,205
Hartford Financial Services Group, Inc.	190,910	7,252,671
Lincoln National Corp.	105,053	3,726,230
MetLife, Inc.	414,047	14,938,816
Old Republic International Corp.	151,149	2,410,827
Principal Financial Group, Inc.	136,783	4,980,269
Prudential Financial, Inc.	212,933	13,280,631
Reinsurance Group of America, Inc.	33,164	3,471,608
Unum Group	109,257	1,906,535
		69,502,695
Mortgage Real Estate Investment Trusts - 0.3%
AGNC Investment Corp.	286,516	3,558,529
Starwood Property Trust, Inc.	149,334	1,932,382
		5,490,911
Thrifts & Mortgage Finance - 0.1%
Essent Group Ltd.	52,113	1,423,727
Radian Group, Inc.	106,546	1,596,059
		3,019,786

TOTAL FINANCIALS		435,449,855

HEALTH CARE - 18.3%
Biotechnology - 7.8%
AbbVie, Inc.	783,309	64,388,000
Alexion Pharmaceuticals, Inc. (a)	117,214	12,596,989
Biogen, Inc. (a)	95,577	28,370,121
Gilead Sciences, Inc.	670,129	56,290,836
United Therapeutics Corp. (a)	23,243	2,546,503
		164,192,449
Health Care Providers & Services - 8.4%
AmerisourceBergen Corp.	79,624	7,139,088
Anthem, Inc.	134,309	37,704,566
Cardinal Health, Inc.	154,926	7,665,738
Cigna Corp.	197,798	38,724,892
CVS Health Corp.	689,101	42,414,167
DaVita HealthCare Partners, Inc. (a)	47,501	3,753,054
HCA Holdings, Inc.	140,133	15,397,814
McKesson Corp.	85,546	12,083,373
Molina Healthcare, Inc. (a)	33,211	5,445,608
Universal Health Services, Inc. Class B	42,547	4,496,792
		174,825,092
Pharmaceuticals - 2.1%
Allergan PLC	173,883	32,575,241
Jazz Pharmaceuticals PLC (a)	29,966	3,303,752
Mylan NV (a)	273,388	4,584,717
Perrigo Co. PLC	72,095	3,842,664
		44,306,374

TOTAL HEALTH CARE		383,323,915

INDUSTRIALS - 4.1%
Aerospace & Defense - 0.3%
Howmet Aerospace, Inc.	205,182	2,681,729
Textron, Inc.	120,907	3,187,109
		5,868,838
Airlines - 1.1%
Alaska Air Group, Inc.	65,243	2,121,702
Delta Air Lines, Inc.	304,887	7,899,622
JetBlue Airways Corp. (a)	152,917	1,489,412
Southwest Airlines Co.	250,884	7,840,125
United Airlines Holdings, Inc. (a)	115,269	3,409,657
		22,760,518
Building Products - 0.1%
Owens Corning	57,623	2,498,533
Construction & Engineering - 0.3%
AECOM (a)	83,206	3,017,050
Quanta Services, Inc.	75,371	2,740,490
		5,757,540
Electrical Equipment - 0.2%
Acuity Brands, Inc.	20,988	1,817,351
nVent Electric PLC	82,429	1,537,301
Regal Beloit Corp.	21,686	1,539,923
		4,894,575
Machinery - 1.4%
AGCO Corp.	33,202	1,754,394
Allison Transmission Holdings, Inc.	63,155	2,295,053
Cummins, Inc.	81,150	13,268,025
Oshkosh Corp.	36,049	2,434,389
Snap-On, Inc.	29,051	3,785,055
Westinghouse Air Brake Co.	96,454	5,441,935
		28,978,851
Professional Services - 0.2%
Manpower, Inc.	31,231	2,318,589
Nielsen Holdings PLC	188,467	2,776,119
		5,094,708
Road & Rail - 0.1%
Knight-Swift Transportation Holdings, Inc. Class A	65,080	2,419,674
Trading Companies & Distributors - 0.4%
AerCap Holdings NV (a)	71,371	2,006,953
Air Lease Corp. Class A	55,519	1,451,822
United Rentals, Inc. (a)	39,809	5,115,457
		8,574,232

TOTAL INDUSTRIALS		86,847,469

INFORMATION TECHNOLOGY - 15.2%
Communications Equipment - 0.2%
Juniper Networks, Inc.	177,289	3,829,442
Electronic Equipment & Components - 0.5%
Arrow Electronics, Inc. (a)	43,142	2,714,495
Avnet, Inc.	53,478	1,605,410
Jabil, Inc.	73,582	2,092,672
SYNNEX Corp.	21,643	1,895,061
Tech Data Corp. (a)	18,763	2,638,828
		10,946,466
IT Services - 3.8%
Cognizant Technology Solutions Corp. Class A	290,038	16,828,005
DXC Technology Co.	135,598	2,458,392
IBM Corp.	469,108	58,901,200
Perspecta, Inc.	72,836	1,571,073
		79,758,670
Semiconductors & Semiconductor Equipment - 5.2%
Intel Corp.	1,334,090	80,018,718
Micron Technology, Inc. (a)	586,388	28,082,121
		108,100,839
Software - 2.4%
LogMeIn, Inc.	25,857	2,209,739
Microsoft Corp.	234,516	42,027,612
Nortonlifelock, Inc.	303,715	6,460,018
		50,697,369
Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc.	108,231	31,798,268
Dell Technologies, Inc. (a)	82,184	3,508,435
Hewlett Packard Enterprise Co.	685,412	6,895,245
HP, Inc.	784,947	12,174,528
NCR Corp. (a)	67,588	1,386,906
Western Digital Corp.	157,531	7,259,028
Xerox Holdings Corp.	98,480	1,801,199
		64,823,609

TOTAL INFORMATION TECHNOLOGY		318,156,395

MATERIALS - 4.5%
Chemicals - 3.2%
Celanese Corp. Class A	64,025	5,318,557
CF Industries Holdings, Inc.	115,170	3,167,175
Corteva, Inc.	396,417	10,382,161
Dow, Inc.	392,759	14,410,328
DuPont de Nemours, Inc.	392,394	18,450,366
Eastman Chemical Co.	72,026	4,358,293
Huntsman Corp.	106,288	1,786,701
LyondellBasell Industries NV Class A	135,984	7,880,273
The Mosaic Co.	185,200	2,131,652
		67,885,506
Containers & Packaging - 0.7%
Berry Global Group, Inc. (a)	69,971	2,784,146
International Paper Co.	207,698	7,113,657
WestRock Co.	136,603	4,397,251
		14,295,054
Metals & Mining - 0.6%
Nucor Corp.	160,608	6,615,444
Reliance Steel & Aluminum Co.	35,307	3,162,801
Steel Dynamics, Inc.	114,122	2,769,741
		12,547,986

TOTAL MATERIALS		94,728,546

UTILITIES - 1.4%
Electric Utilities - 1.2%
Exelon Corp.	514,912	19,092,937
NRG Energy, Inc.	133,266	4,468,409
		23,561,346
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Energy Corp.	237,512	4,640,984

TOTAL UTILITIES		28,202,330

TOTAL COMMON STOCKS
(Cost $2,296,488,777)		2,089,660,159

Money Market Funds - 0.6%
Fidelity Cash Central Fund 0.16% (c)	1,821,424	1,821,970
Fidelity Securities Lending Cash Central Fund 0.11% (c)(d)	11,605,771	11,606,932
TOTAL MONEY MARKET FUNDS
(Cost $13,428,900)		13,428,902
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $2,309,917,677)		2,103,089,061
NET OTHER ASSETS (LIABILITIES) - (0.1)%(e)		(2,760,523)
NET ASSETS - 100%		$2,100,328,538

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	70	June 2020	$10,158,400	$333,691	$333,691

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Includes $528,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$69,552
Fidelity Securities Lending Cash Central Fund	111,546
Total	$181,098

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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